Income Statement Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Depreciation expense	$ 15,019	$ 14,920	$ 14,991
Interest costs on debt balances	3,421	2,977	3,269
Capitalized interest costs	(754)	(406)	(442)
Advertising expense	$ 2,438	$ 2,381	$ 2,523